Loans and Allowance for Loan Losses, Recorded Investment of Residential and Consumer Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans Receivable [Abstract]
Loans receivable	$ 848,664	$ 772,774
Percentage of unsecured loans	4.22%	5.00%
Consumer [Member]
Loans Receivable [Abstract]
Loans receivable	$ 132,045	$ 140,362
Consumer [Member] | Automobile [Member]
Loans Receivable [Abstract]
Loans receivable	55,241	63,770
Consumer [Member] | Home Equity [Member]
Loans Receivable [Abstract]
Loans receivable	19,993	22,882
Consumer [Member] | Other [Member]
Loans Receivable [Abstract]
Loans receivable	56,811	53,710
Residential Real Estate [Member]
Loans Receivable [Abstract]
Loans receivable	305,478	310,253
Consumer and Residential [Member]
Loans Receivable [Abstract]
Loans receivable	437,523	450,615
Performing [Member] | Consumer [Member] | Automobile [Member]
Loans Receivable [Abstract]
Loans receivable	54,966	63,470
Performing [Member] | Consumer [Member] | Home Equity [Member]
Loans Receivable [Abstract]
Loans receivable	19,783	22,490
Performing [Member] | Consumer [Member] | Other [Member]
Loans Receivable [Abstract]
Loans receivable	56,639	53,224
Performing [Member] | Residential Real Estate [Member]
Loans Receivable [Abstract]
Loans receivable	300,095	303,879
Performing [Member] | Consumer and Residential [Member]
Loans Receivable [Abstract]
Loans receivable	431,483	443,063
Nonperforming [Member] | Consumer [Member] | Automobile [Member]
Loans Receivable [Abstract]
Loans receivable	275	300
Nonperforming [Member] | Consumer [Member] | Home Equity [Member]
Loans Receivable [Abstract]
Loans receivable	210	392
Nonperforming [Member] | Consumer [Member] | Other [Member]
Loans Receivable [Abstract]
Loans receivable	172	486
Nonperforming [Member] | Residential Real Estate [Member]
Loans Receivable [Abstract]
Loans receivable	5,383	6,374
Nonperforming [Member] | Consumer and Residential [Member]
Loans Receivable [Abstract]
Loans receivable	$ 6,040	$ 7,552